Income Taxes - Summary of Reconciliation Between the Provision for Income Tax at the Applicable Statutory Tax Rate and the Actual Provision for Corporate Income Tax (Details) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major Components Of Tax Expense Income [Abstract]
Provision for income tax at the applicable statutory tax rate	₱ 8,538	₱ 9,906	₱ 9,701
Tax effects of:
Nondeductible expenses	558	144	907
NOLCO/MCIT expiration	248	352	302
Tax adjustment due to CREATE	94
Loss (income) not subject to income tax	(50)	(27)	154
Income subject to final tax	(186)	(189)	(599)
Special deductible items and income subject to lower tax rate	(204)	(537)	(643)
Equity share in net income of associates and joint ventures	(284)	(20)	(220)
Difference between Optional Standard Deduction, OSD, and itemized deductions	(610)	(426)	(251)
Net movement in unrecognized deferred income tax assets and other adjustments	(626)	(762)	199
Actual provision for corporate income tax	₱ 7,478	₱ 8,441	₱ 9,550